27. BREAKDOWN OF TRANSACTIONS WITH NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2017
Breakdown Of Transactions With Non-controlling Interests
BREAKDOWN OF TRANSACTIONS WITH NON-CONTROLLING INTERESTS

The following table reflects increase in share capital of companies with non-controlling interests that have been recognized in equity attributable to non-controlling interests at fair value:

IN MILLIONS OF USD	2017	2016
HG Midway JV	2.2	–
WDFG Partners Duty Free LLC	1.4	–
HG Tucson Retailers JV	1.4	–
Dufry MSP Retailers JV	1.1	0.2
Increase in share capital of other subsidiaries	4.9	5.3
Total	11.0	5.5